Shareholder Fees	Apr. 29, 2025 USD ($)
Investor Shares [Member] | FAM Value Fund | FAM Value Fund Investor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Investor Shares [Member] | SUMMARY SECTION | FAM Dividend Focus Fund Investor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Investor Shares [Member] | FAM Small Cap Fund | FAM Small Cap Fund Investor
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Institutional [Member] | FAM Value Fund | FAM Value Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Institutional [Member] | SUMMARY SECTION | FAM Dividend Focus Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0
Institutional [Member] | FAM Small Cap Fund | FAM Small Cap Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee	$ 0